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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-08355
                                   ---------------------------------------------

                        Wells Family of Real Estate Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

6200 The Corners Parkway               Norcross, Georgia                 30092
--------------------------------------------------------------------------------
               (Address of principal executive offices)               (Zip code)

                                Jill W. Maggiore

 Wells Asset Management, Inc. 6200 The Corners Parkway   Norcross, Georgia 30092
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (770) 449-7800
                                                    ----------------------------

Date of fiscal year end:         December 31, 2007
                          ------------------------------------


Date of reporting period:       June 30, 2007
                          ------------------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM  1. REPORTS TO STOCKHOLDERS.


LETTER TO SHAREHOLDERS
================================================================================

Dear Wells Shareholder:

Thank you for investing in the Wells Family of Real Estate Funds. We're honored that you've chosen to include our funds as part of your asset allocation plan. As you know, real estate can help diversify your investment portfolio and help manage overall risk. We're proud to offer two investment options that capture the diversification benefits of an index-based strategy.

The Wells S&P REIT Index(SM) Fund seeks to mirror the holdings of the S&P REIT Composite Index(SM), in turn reflecting the total U.S. publicly traded REIT market. One of the benefits of investing in an index fund is the ability to capture a broad range of U.S. real estate sectors and property types -- a strategy that can help balance out volatility because each real estate sector tends to perform independently of the others. The Fund's portfolio includes all three types of REITs -- equity, mortgage, and hybrid -- and its top-five sectors were retail, specialized, residential, office and diversified properties. We believe that the Fund will continue to capture emerging opportunities and growth cycles within the U.S. REIT market.

The Wells Dow Jones Wilshire Global RESI Index(SM) Fund tracks the Dow Jones Wilshire Global Real Estate Securities Index(SM) (RESI) and seeks to capture real estate investment opportunities at the global level. More and more countries around the world are adopting REIT structures and moving privately held real estate into the public investment arena, opening up an array of opportunities for global real estate investors. The Fund currently includes approximately 240 real estate stocks in 22 countries, and its largest weightings were in the diversified, retail, industrial, office and residential sectors. Each country's real estate market tends to perform independently of the other countries' markets, therefore providing diversification and balance in varying economic climates.

The enclosed 2007 Semi-Annual Report contains important fund information and performance data. Please review it and keep it in your records. Thank you again for choosing to invest in the Wells Family of Real Estate Funds. If you have any questions or concerns, please contact Mutual Fund Shareholder Services at 800-282-1581 or visit www.wellsref.com.

Sincerely,


/s/ Leo

Leo F. Wells III
President
Wells Real Estate Funds

                                   Disclosures

THE FUNDS' PROSPECTUS INCLUDES INFORMATION ON CHARGES, EXPENSES, AND OTHER IMPORTANT FACTS. INVESTORS SHOULD CONSIDER THEIR INVESTMENT OBJECTIVES AND RISKS, ALONG WITH THE FUNDS' CHARGES AND EXPENSES BEFORE INVESTING. YOU CAN OBTAIN A PROSPECTUS FROM YOUR FINANCIAL REPRESENTATIVE OR BY VISITING WWW.WELLSREF.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

"Standard & Poor's(R)", "S&P(R)" and "Standard & Poor's REIT Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Wells S&P REIT Index Fund. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

The Dow Jones Wilshire Global RESI(SM) is calculated and distributed by Dow Jones Indexes pursuant to an agreement between Dow Jones & Company and Wilshire Associates Incorporated. "Dow Jones" and "Wilshire" are the respective service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. The Wells Dow Jones Wilshire Global RESI Index Fund is not sponsored, endorsed, sold, or promoted by Dow Jones or Wilshire.

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS IT IS ACCOMPANIED BY A CURRENT PROSPECTUS.

THIS REPORT REFLECTS OUR VIEWS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2007, THE END OF THE REPORTING PERIOD. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS. FOR MORE CURRENT INFORMATION THROUGHOUT THE YEAR PLEASE VISIT WWW.WELLSREF.COM.

WELLS S&P REIT INDEX FUND
SECTOR ALLOCATION (% OF COMMON STOCKS)
JUNE 30, 2007 (UNAUDITED)
================================================================================

                                              Diversified - 8.5%
                                              Industrial - 7.3%
       [GRAPHIC OMITTED]                      Mortgage - 2.7%
                                              Office - 15.1%
                                              Residential - 19.3%
                                              Retail - 26.2%
                                              Specialized - 20.9%



WELLS S&P REIT INDEX FUND
TOP 10 HOLDINGS
JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                          % OF
                                                       NET ASSETS
                                                       ----------

             Simon Property Group, Inc.                  6.3%
             ProLogis                                    4.5%
             Vornado Realty Trust                        4.4%
             Equity Residential                          4.0%
             Archstone-Smith Trust                       4.0%
             General Growth Properties, Inc.             4.0%
             Boston Properties, Inc.                     3.7%
             Host Hotels & Resorts, Inc.                 3.7%
             AvalonBay Communities, Inc.                 2.9%
             Public Storage, Inc.                        2.9%

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
COUNTRY ALLOCATION (% OF COMMON STOCKS)
JUNE 30, 2007 (UNAUDITED)
================================================================================

          [BAR CHART OMITTED]

Australia                        11.9%
Austria                           2.9%
Belgium                           0.4%
Bermuda                           0.8%
Canada                            4.4%
France                            3.0%
Germany                           0.5%
Hong Kong                         4.2%
Italy                             0.4%
Japan                            11.0%
Malaysia                          0.5%
Netherlands                       2.7%
New Zealand                       0.4%
Philippines                       0.4%
Poland                            0.4%
Singapore                         3.4%
South Africa                      0.4%
Spain                             0.5%
Sweden                            0.7%
Switzerland                       0.5%
United Kingdom                    9.5%
United States                    41.1%




WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
TOP 10 HOLDINGS
JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                          % OF
                                                       NET ASSETS
                                                       ----------

             Westfield Group                             4.2%
             Mitsui Fudosan Co. Ltd.                     3.4%
             Brookfield Asset Management, Inc. - Class A 3.2%
             Simon Property Group, Inc.                  2.8%
             Vornado Realty Trust                        2.1%
             Land Securities Group plc                   2.1%
             ProLogis                                    2.0%
             British Land Co. plc                        1.9%
             Equity Residential                          1.8%
             Archstone-Smith Trust                       1.8%

WELLS FAMILY OF REAL ESTATE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)
=======================================================================================================
                                                                                          WELLS DOW
                                                                          WELLS S&P     JONES WILSHIRE
                                                                            REIT         GLOBAL RESI
                                                                         INDEX FUND       INDEX FUND
-------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost .............................................     $297,378,350     $ 26,080,492
                                                                         ============     ============
   At market value (Note 1) ........................................     $383,657,988     $ 24,505,442
Cash ...............................................................               --           20,888
Cash denominated in foreign currency (b) (Note 4) ..................               --          321,679
Dividends receivable ...............................................        1,240,219           83,958
Receivable for investment securities sold ..........................        2,362,816               --
Receivable for capital shares sold .................................          426,859          386,298
Receivable from Adviser (Note 3) ...................................               --           58,638
Other assets .......................................................           78,914           32,966
                                                                         ------------     ------------
   TOTAL ASSETS ....................................................      387,766,796       25,409,869
                                                                         ------------     ------------

LIABILITIES
Income distribution payable ........................................          605,836           20,254
Payable for investment securities purchased ........................          698,141          339,184
Payable for capital shares redeemed ................................        1,589,362              260
Payable to Adviser (Note 3) ........................................          113,226               --
Payable to Underwriter (Note 3) ....................................          176,954            7,605
Payable to Administrator (Note 3) ..................................           69,000           10,800
Other accrued expenses and liabilities .............................           33,047           74,491
                                                                         ------------     ------------
   TOTAL LIABILITIES ...............................................        3,285,566          452,594
                                                                         ------------     ------------

NET ASSETS .........................................................     $384,481,230     $ 24,957,275
                                                                         ============     ============

NET ASSETS CONSIST OF:
Paid-in capital ....................................................     $271,436,982     $ 26,503,451
Accumulated undistributed net investment income ....................            6,385              253
Accumulated net realized gains from security transactions ..........       26,758,225           28,447
Net unrealized appreciation (depreciation) on investments ..........       86,279,638       (1,575,050)
Net unrealized appreciation on translation of assets and liabilities
 in foreign currencies .............................................               --              174
                                                                         ------------     ------------
Net assets .........................................................     $384,481,230     $ 24,957,275
                                                                         ============     ============

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ............................     $240,640,835     $ 17,312,761
                                                                         ============     ============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) .............................       18,928,390        1,771,291
                                                                         ============     ============
Net asset value and redemption price per share (Note 1) ............     $      12.71     $       9.77
                                                                         ============     ============
Maximum offering price per share (Note 1) ..........................     $      13.24     $      10.18
                                                                         ============     ============

WELLS FAMILY OF REAL ESTATE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED) (CONTINUED)
===========================================================================================================
                                                                                               WELLS DOW
                                                                                WELLS S&P    JONES WILSHIRE
                                                                                  REIT        GLOBAL RESI
                                                                               INDEX FUND      INDEX FUND
-----------------------------------------------------------------------------------------------------------
PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ..................................     $61,413,848
                                                                               ===========
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...................................       4,737,868
                                                                               ===========
Net asset value and offering price per share(a) (Note 1) .................     $     12.96
                                                                               ===========

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ..................................     $81,589,465     $ 5,754,749
                                                                               ===========     ===========
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...................................       6,324,629         590,305
                                                                               ===========     ===========
Net asset value and offering price per share(a) (Note 1) .................     $     12.90     $      9.75
                                                                               ===========     ===========

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares ..................................     $   837,082     $ 1,889,765
                                                                               ===========     ===========
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...................................          65,808         193,316
                                                                               ===========     ===========
Net asset value, offering price and redemption price per share (Note 1) ..     $     12.72     $      9.78
                                                                               ===========     ===========

(a)   Redemption price varies based on length of time held.
(b)   The cost of cash denominated in foreign currency is $320,752

See accompanying notes to financial statements.

WELLS FAMILY OF REAL ESTATE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
==================================================================================================
                                                                                      WELLS DOW
                                                                     WELLS S&P      JONES WILSHIRE
                                                                        REIT          GLOBAL RESI
                                                                     INDEX FUND       INDEX FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ...................................................     $ 8,600,881      $   253,273
   Foreign withholding taxes on dividends ......................              --          (26,083)
                                                                     -----------      -----------
     TOTAL INVESTMENT INCOME ...................................       8,600,881          227,190
                                                                     -----------      -----------

EXPENSES
   Distribution expenses, Class A (Note 3) .....................         338,036           10,196
   Distribution expenses, Class B (Note 3) .....................         350,350               --
   Distribution expenses, Class C (Note 3) .....................         463,542           12,613
   Investment advisory fees (Note 3) ...........................       1,085,707           31,613
   Transfer agent fees, Class A (Note 3) .......................         128,294            8,743
   Transfer agent fees, Class B (Note 3) .......................          33,628               --
   Transfer agent fees, Class C (Note 3) .......................          46,608            8,000
   Transfer agent fees, Class I (Note 3) .......................           3,000            3,000
   Custodian fees ..............................................          63,812          136,080
   Administrative services fees (Note 3) .......................         173,728           12,000
   Postage and supplies expense ................................          94,126           14,116
   Trustees fees ...............................................          41,000           41,000
   Accounting services fees (Note 3) ...........................          42,653           25,090
   Professional fees ...........................................          20,525           29,107
   Registration fees, Common ...................................           8,936            4,623
   Registration fees, Class A ..................................           5,920            5,444
   Registration fees, Class B ..................................           2,964               --
   Registration fees, Class C ..................................           4,956            5,129
   Registration fees, Class I ..................................             875              485
   Reports to shareholders .....................................          17,397            8,399
   Insurance expense ...........................................          18,160               --
   Interest expense (Note 7) ...................................           7,301               --
   Other expenses ..............................................          55,118           25,924
                                                                     -----------      -----------
     TOTAL EXPENSES ............................................       3,006,636          381,562
     Fees waived and expenses reimbursed by the Adviser (Note 3)         (15,308)        (279,666)
     Class A expenses reimbursed by the Adviser (Note 3) .......        (134,214)         (14,187)
     Class B expenses reimbursed by the Adviser (Note 3) .......         (36,592)              --
     Class C expenses reimbursed by the Adviser (Note 3) .......         (51,564)         (13,129)
     Class I expenses reimbursed by the Adviser (Note 3) .......          (3,875)          (3,485)
                                                                     -----------      -----------
     NET EXPENSES ..............................................       2,765,083           71,095
                                                                     -----------      -----------

NET INVESTMENT INCOME ..........................................       5,835,798          156,095
                                                                     -----------      -----------

WELLS FAMILY OF REAL ESTATE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
(CONTINUED)
============================================================================================
                                                                               WELLS DOW
                                                              WELLS S&P      JONES WILSHIRE
                                                                 REIT          GLOBAL RESI
                                                              INDEX FUND       INDEX FUND
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS AND FOREIGN CURRENCIES
   Net realized gains (losses) from:
     Security transactions ..............................     $ 28,641,563      $     28,447
     Foreign currency transactions ......................               --            (7,241)
   Net change in unrealized appreciation/depreciation on:
     Security transactions ..............................      (60,337,099)       (1,575,050)
     Foreign currency translation .......................               --               174
                                                              ------------      ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   AND FOREIGN CURRENCIES ...............................      (31,695,536)       (1,553,670)
                                                              ------------      ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ..............     $(25,859,738)     $ (1,397,575)
                                                              ============      ============

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
=========================================================================================================================
                                                                                         SIX MONTHS
                                                                                            ENDED          YEAR ENDED
                                                                                         JUNE 30, 2007     DECEMBER 31,
                                                                                          (UNAUDITED)          2006
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ...........................................................     $   5,835,798      $   5,069,503
   Net realized gains from security transactions ...................................        28,641,563         40,117,557
   Net change in unrealized appreciation/depreciation on investments ...............       (60,337,099)        65,640,323
                                                                                         -------------      -------------
Increase (decrease) in net assets from operations ..................................       (25,859,738)       110,827,383
                                                                                         -------------      -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income, Class A ...................................        (4,038,361)        (3,823,989)
   Dividends from net investment income, Class B ...................................          (760,278)          (533,315)
   Dividends from net investment income, Class C ...................................        (1,014,733)          (696,976)
   Dividends from net investment income, Class I ...................................           (16,041)           (15,223)
   Distributions from net realized gains, Class A ..................................                --        (24,728,226)
   Distributions from net realized gains, Class B ..................................                --         (6,327,558)
   Distributions from net realized gains, Class C ..................................                --         (8,266,058)
   Distributions from net realized gains, Class I ..................................                --            (90,800)
   Return of capital, Class A ......................................................                --         (3,136,657)
   Return of capital, Class B ......................................................                --           (799,792)
   Return of capital, Class C ......................................................                --         (1,045,398)
   Return of capital, Class I ......................................................                --            (10,786)
                                                                                         -------------      -------------
Decrease in net assets from distributions to shareholders ..........................        (5,829,413)       (49,474,778)
                                                                                         -------------      -------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 8)
CLASS A
   Proceeds from shares sold .......................................................        26,221,188         44,377,888
   Net asset value of shares issued in reinvestment of distributions to shareholders         3,324,866         26,829,945
   Payments for shares redeemed ....................................................       (36,381,971)       (52,327,434)
                                                                                         -------------      -------------
Net increase (decrease) in net assets from Class A share transactions ..............        (6,835,917)        18,880,399
                                                                                         -------------      -------------

CLASS B
   Proceeds from shares sold .......................................................         2,653,942          6,016,101
   Net asset value of shares issued in reinvestment of distributions to shareholders           623,320          6,407,928
   Payments for shares redeemed ....................................................        (6,025,364)        (8,570,868)
                                                                                         -------------      -------------
Net increase (decrease) in net assets from Class B share transactions ..............        (2,748,102)         3,853,161
                                                                                         -------------      -------------

CLASS C
   Proceeds from shares sold .......................................................         8,525,355         12,830,799
   Net asset value of shares issued in reinvestment of distributions to shareholders           862,906          8,683,863
   Payments for shares redeemed ....................................................       (11,388,781)       (17,757,976)
                                                                                         -------------      -------------
Net increase (decrease) in net assets from Class C share transactions ..............        (2,000,520)         3,756,686
                                                                                         -------------      -------------

WELLS S&P REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
=========================================================================================================================
                                                                                         SIX MONTHS
                                                                                            ENDED           YEAR ENDED
                                                                                        JUNE 30, 2007       DECEMBER 31,
                                                                                         (UNAUDITED)            2006
-------------------------------------------------------------------------------------------------------------------------
CLASS I
   Proceeds from shares sold .......................................................     $     286,359      $     177,694
   Net asset value of shares issued in reinvestment of distributions to shareholders            14,436            108,559
   Payments for shares redeemed ....................................................          (377,737)          (102,855)
                                                                                         -------------      -------------
Net increase (decrease) in net assets from Class I share transactions ..............           (76,942)           183,398
                                                                                         -------------      -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ............................................       (43,350,632)        88,026,249

NET ASSETS
   Beginning of period .............................................................       427,831,862        339,805,613
                                                                                         -------------      -------------
   End of period ...................................................................     $ 384,481,230      $ 427,831,862
                                                                                         =============      =============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME ....................................     $       6,385      $          --
                                                                                         =============      =============

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
=======================================================================================================================
                                                                                        SIX MONTHS
                                                                                           ENDED         PERIOD ENDED
                                                                                       JUNE 30, 2007     DECEMBER 31,
                                                                                        (UNAUDITED)        2006 (a)
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ...........................................................     $    156,095      $         --
   Net realized gains (losses) from:
     Security transactions .........................................................           28,447                --
     Foreign currency transactions .................................................           (7,241)
   Net change in unrealized appreciation/depreciation on:
     Investments ...................................................................       (1,575,050)               --
     Foreign currency translation ..................................................              174
                                                                                         ------------      ------------
Decrease in net assets from operations .............................................       (1,397,575)               --
                                                                                         ------------      ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income, Class A ...................................         (108,519)               --
   Dividends from net investment income, Class C ...................................          (27,394)               --
   Dividends from net investment income, Class I ...................................          (12,688)               --
                                                                                         ------------      ------------
Decrease in net assets from distributions to shareholders ..........................         (148,601)               --
                                                                                         ------------      ------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
CLASS A
   Proceeds from shares sold .......................................................       16,555,951         2,011,947
   Net asset value of shares issued in reinvestment of distributions to shareholders           93,103                --
   Payments for shares redeemed ....................................................         (296,838)               --
                                                                                         ------------      ------------
Net increase in net assets from Class A share transactions .........................       16,352,216         2,011,947
                                                                                         ------------      ------------

CLASS C
   Proceeds from shares sold .......................................................        6,130,046            10,000
   Net asset value of shares issued in reinvestment of distributions to shareholders           24,678                --
   Payments for shares redeemed ....................................................          (36,496)               --
                                                                                         ------------      ------------
Net increase in net assets from Class C share transactions .........................        6,118,228            10,000
                                                                                         ------------      ------------

CLASS I
   Proceeds from shares sold .......................................................        2,032,250                --
   Net asset value of shares issued in reinvestment of distributions to shareholders           10,566                --
   Payments for shares redeemed ....................................................          (31,756)               --
                                                                                         ------------      ------------
Net increase in net assets from Class I share transactions .........................        2,011,060                --
                                                                                         ------------      ------------

TOTAL INCREASE IN NET ASSETS .......................................................       22,935,328         2,021,947

NET ASSETS
   Beginning of period .............................................................        2,021,947                --
                                                                                         ------------      ------------
   End of period ...................................................................     $ 24,957,275      $  2,021,947
                                                                                         ============      ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME ....................................     $        253      $         --
                                                                                         ============      ============

(a) Represents the period from the commencement of operations (December 29, 2006) through December 31, 2006.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
CLASS A
FINANCIAL HIGHLIGHTS
====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                                   ENDED           ENDED         ENDED         ENDED         ENDED         ENDED
                                               JUNE 30, 2007      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                (UNAUDITED)         2006          2005         2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period .......   $   13.77        $   11.64     $   11.97     $   10.31     $    8.26     $    8.63
                                                 ---------        ---------     ---------     ---------     ---------     ---------

Income (loss) from investment operations:
   Net investment income .....................        0.21             0.22          0.27          0.31          0.28          0.34
   Net realized and unrealized gains
     (losses) on investments .................       (1.06)            3.70          0.92          2.73          2.45         (0.07)
                                                 ---------        ---------     ---------     ---------     ---------     ---------
Total from investment operations .............       (0.85)            3.92          1.19          3.04          2.73          0.27
                                                 ---------        ---------     ---------     ---------     ---------     ---------

Less distributions:
   Dividends from net investment income ......       (0.21)           (0.22)        (0.27)        (0.31)        (0.28)        (0.34)
   Distributions from net realized gains .....          --            (1.39)        (1.04)        (0.99)        (0.28)        (0.18)
   Return of capital .........................          --            (0.18)        (0.21)        (0.08)        (0.12)        (0.12)
                                                 ---------        ---------     ---------     ---------     ---------     ---------
Total distributions ..........................       (0.21)           (1.79)        (1.52)        (1.38)        (0.68)        (0.64)
                                                 ---------        ---------     ---------     ---------     ---------     ---------
Net asset value at end of period .............   $   12.71        $   13.77     $   11.64     $   11.97     $   10.31     $    8.26
                                                 =========        =========     =========     =========     =========     =========

Total return(a) ..............................       (6.21%)(c)       34.11%        10.15%        30.13%        33.88%         2.97%
                                                 =========        =========     =========     =========     =========     =========

Net assets at end of period (000's) ..........   $ 240,641        $ 267,234     $ 210,471     $ 212,993     $ 170,443     $  93,545
                                                 =========        =========     =========     =========     =========     =========

Ratio of net expenses to average net assets(b)        0.99%(d)         0.99%         0.99%         0.99%         0.99%         0.99%

Ratio of net investment income
   to average net assets .....................        0.98%(d)         1.60%         2.17%         2.86%         3.19%         3.96%

Portfolio turnover rate ......................          11%(c)           20%           18%           26%           13%           10%


(a)   Total returns shown exclude the effect of applicable sales loads.
(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.10%(d), 1.18%, 1.25%, 1.30%, 1.34% and 1.38% for the periods ended June 30, 2007, December 31, 2006, 2005, 2004, 2003 and 2002, respectively (Note 3).
(c)   Not annualized.
(d)   Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
CLASS B
FINANCIAL HIGHLIGHTS
====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                                   ENDED           ENDED         ENDED         ENDED         ENDED         ENDED
                                               JUNE 30, 2007      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                (UNAUDITED)         2006          2005         2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......   $   14.03        $   11.84     $   12.15     $   10.46     $    8.37     $    8.75
                                                 ---------        ---------     ---------     ---------     ---------     ---------

Income (loss) from investment operations:
   Net investment income .....................        0.16             0.12          0.18          0.23          0.22          0.27
   Net realized and unrealized gains
     (losses) on investments .................       (1.07)            3.75          0.94          2.76          2.48         (0.07)
                                                 ---------        ---------     ---------     ---------     ---------     ---------
Total from investment operations .............       (0.91)            3.87          1.12          2.99          2.70          0.20
                                                 ---------        ---------     ---------     ---------     ---------     ---------

Less distributions:
   Dividends from net investment income ......       (0.16)           (0.12)        (0.18)        (0.23)        (0.22)        (0.27)
   Distributions from net realized gains .....          --            (1.39)        (1.04)        (0.99)        (0.28)        (0.18)
   Return of capital .........................          --            (0.17)        (0.21)        (0.08)        (0.11)        (0.13)
                                                 ---------        ---------     ---------     ---------     ---------     ---------
Total distributions ..........................       (0.16)           (1.68)        (1.43)        (1.30)        (0.61)        (0.58)
                                                 ---------        ---------     ---------     ---------     ---------     ---------

Net asset value at end of period .............   $   12.96        $   14.03     $   11.84     $   12.15     $   10.46     $    8.37
                                                 =========        =========     =========     =========     =========     =========

Total return(a) ..............................       (6.53%)(c)       33.07%         9.35%        29.12%        32.98%         2.13%
                                                 =========        =========     =========     =========     =========     =========

Net assets at end of period (000's) ..........   $  61,414        $  69,225     $  55,231     $  51,588     $  31,854     $  18,880
                                                 =========        =========     =========     =========     =========     =========

Ratio of net expenses to average net assets(b)        1.74%(d)         1.74%         1.74%         1.74%         1.74%         1.74%

Ratio of net investment income to
   average net assets ........................        0.23%(d)         0.85%         1.42%         2.11%         2.44%         3.21%

Portfolio turnover rate ......................          11%(c)           20%           18%           26%           13%           10%


(a)   Total returns shown exclude the effect of applicable sales loads.
(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.86%(d), 1.94%, 2.00%, 1.94%, 1.96% and 1.99% for the periods ended June 30, 2007, December 31, 2006, 2005, 2004, 2003 and 2002, respectively (Note 3).
(c)   Not annualized.
(d)   Annualized.

See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND
CLASS C
FINANCIAL HIGHLIGHTS
====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                                   ENDED           ENDED         ENDED         ENDED         ENDED         ENDED
                                               JUNE 30, 2007      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                (UNAUDITED)         2006          2005         2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......   $   13.96        $   11.79     $   12.10     $   10.43     $    8.35     $    8.72
                                                 ---------        ---------     ---------     ---------     ---------     ---------

Income (loss) from investment operations:
   Net investment income .....................        0.16             0.12          0.18          0.23          0.22          0.27
   Net realized and unrealized gains
     (losses) on investments .................       (1.06)            3.73          0.94          2.74          2.47         (0.06)
                                                 ---------        ---------     ---------     ---------     ---------     ---------
Total from investment operations .............       (0.90)            3.85          1.12          2.97          2.69          0.21
                                                 ---------        ---------     ---------     ---------     ---------     ---------

Less distributions:
   Dividends from net investment income ......       (0.16)           (0.12)        (0.18)        (0.23)        (0.22)        (0.27)
   Distributions from net realized gains .....          --            (1.39)        (1.04)        (0.99)        (0.28)        (0.18)
   Return of capital .........................          --            (0.17)        (0.21)        (0.08)        (0.11)        (0.13)
                                                 ---------        ---------     ---------     ---------     ---------     ---------
Total distributions ..........................       (0.16)           (1.68)        (1.43)        (1.30)        (0.61)        (0.58)
                                                 ---------        ---------     ---------     ---------     ---------     ---------

Net asset value at end of period .............   $   12.90        $   13.96     $   11.79     $   12.10     $   10.43     $    8.35
                                                 =========        =========     =========     =========     =========     =========

Total return(a) ..............................       (6.49%)(c)       33.04%         9.39%        29.01%        32.94%         2.25%
                                                 =========        =========     =========     =========     =========     =========

Net assets at end of period (000's) ..........   $  81,589        $  90,385     $  73,420     $  68,912     $  38,861     $  19,350
                                                 =========        =========     =========     =========     =========     =========

Ratio of net expenses to average net assets(b)        1.74%(d)         1.74%         1.74%         1.74%         1.74%         1.74%

Ratio of net investment income
   to average net assets .....................        0.23%(d)         0.85%         1.42%         2.11%         2.44%         3.21%

Portfolio turnover rate ......................          11%(c)           20%           18%           26%           13%           10%


(a)   Total returns shown exclude the effect of applicable sales loads.
(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.86%(d), 1.94%, 2.01%, 1.94%, 1.96% and 1.99% for the periods ended June 30, 2007, December 31, 2006, 2005, 2004, 2003 and 2002, respectively (Note 3).
(c)   Not annualized.
(d)   Annualized.


See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND
CLASS I
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS        YEAR         YEAR         YEAR         YEAR
                                                                ENDED           ENDED        ENDED        ENDED        ENDED
                                                             JUNE 30, 2007     DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,
                                                              (UNAUDITED)        2006         2005         2004        2003(a)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................   $  13.77        $  11.65     $  11.97     $  10.31     $   9.39
                                                               --------        --------     --------     --------     --------

Income (losses) from investment operations:
   Net investment income ...................................       0.23            0.25         0.30         0.29         0.13
   Net realized and unrealized gains (losses) on investments      (1.05)           3.69         0.93         2.77         1.25
                                                               --------        --------     --------     --------     --------
Total from investment operations ...........................      (0.82)           3.94         1.23         3.06         1.38
                                                               --------        --------     --------     --------     --------

Less distributions:
   Dividends from net investment income ....................      (0.23)          (0.25)       (0.30)       (0.29)       (0.13)
   Distributions from net realized gains ...................         --           (1.39)       (1.04)       (0.99)       (0.28)
   Return of capital .......................................         --           (0.18)       (0.21)       (0.12)       (0.05)
                                                               --------        --------     --------     --------     --------
Total distributions ........................................      (0.23)          (1.82)       (1.55)       (1.40)       (0.46)
                                                               --------        --------     --------     --------     --------

Net asset value at end of period ...........................   $  12.72        $  13.77     $  11.65     $  11.97     $  10.31
                                                               ========        ========     ========     ========     ========

Total return ...............................................      (6.02%)(c)      34.32%       10.51%       30.44%       14.78%(c)
                                                               ========        ========     ========     ========     ========

Net assets at end of period (000's) ........................   $    837        $    988     $    683     $    598     $     69
                                                               ========        ========     ========     ========     ========

Ratio of net expenses to average net assets(b) .............       0.74%(d)        0.74%        0.74%        0.74%        0.74%(d)

Ratio of net investment income to average net assets .......       1.23%(d)        1.85%        2.42%        3.11%        3.44%(d)

Portfolio turnover rate ....................................         11%(c)          20%          18%          26%          13%(d)


(a) Represents the period from the initial public offering of Class I shares (August 25, 2003) through December 31, 2003.
(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.47%(d), 2.42%, 3.92%, 9.41% and 27.09%(d) for the periods ended June 30, 2007, December 31, 2006, 2005, 2004 and 2003, respectively (Note 3).
(c)   Not annualized.
(d)   Annualized.

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
CLASS A
FINANCIAL HIGHLIGHTS
================================================================================
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                      SIX MONTHS      PERIOD
                                                        ENDED         ENDED
                                                    JUNE 30, 2007    DEC. 31,
                                                     (UNAUDITED)      2006(a)
--------------------------------------------------------------------------------
Net asset value at beginning of period .............   $ 10.00       $ 10.00
                                                       -------       -------

Income (loss) from investment operations:
   Net investment income ...........................      0.06            --
   Net realized and unrealized losses on investments     (0.23)           --
                                                       -------       -------
Total from investment operations ...................     (0.17)           --
                                                       -------       -------

Less distributions:
   Dividends from net investment income ............     (0.06)           --
                                                       -------       -------

Net asset value at end of period ...................   $  9.77       $ 10.00
                                                       =======       =======

Total return(b) ....................................     (1.68%)(d)     0.00%(d)
                                                       =======       =======

Net assets at end of period (000's) ................   $17,313       $ 2,012
                                                       =======       =======

Ratio of net expenses to average net assets(c) .....      1.09%(e)        --

Ratio of net investment income to average net assets      2.82%(e)        --

Portfolio turnover rate ............................         2%(d)        --


(a) Represents the period from the commencement of operations (December 29, 2006) through December 31, 2006.
(b)   Total returns shown exclude the effect of applicable sales loads.
(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 6.24%(e) for the period ended June 30, 2007 (Note 3).
(d)   Not annualized.
(e)   Annualized.

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
CLASS C
FINANCIAL HIGHLIGHTS
================================================================================
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                      SIX MONTHS      PERIOD
                                                        ENDED         ENDED
                                                    JUNE 30, 2007    DEC. 31,
                                                     (UNAUDITED)      2006(a)
--------------------------------------------------------------------------------
Net asset value at beginning of period .............   $ 10.00       $ 10.00
                                                       -------       -------

Income (loss) from investment operations:
   Net investment income ...........................      0.05            --
   Net realized and unrealized losses on investments     (0.25)           --
                                                       -------       -------
Total from investment operations ...................     (0.20)           --
                                                       -------       -------

Less distributions:
   Dividends from net investment income ............     (0.05)           --
                                                       -------       -------

Net asset value at end of period ...................   $  9.75       $ 10.00
                                                       =======       =======

Total return(b) ....................................     (2.02%)(d)     0.00%(d)
                                                       =======       =======

Net assets at end of period (000's) ................   $ 5,755       $    10
                                                       =======       =======

Ratio of net expenses to average net assets(c) .....      1.84%(e)        --

Ratio of net investment income to average net assets      2.07%(e)        --

Portfolio turnover rate ............................         2%(d)        --


(a) Represents the period from the commencement of operations (December 29, 2006) through December 31, 2006.
(b)   Total returns shown exclude the effect of applicable sales loads.
(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 7.66%(e) for the period ended June 30, 2007 (Note 3).
(d)   Not annualized.
(e)   Annualized.

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
CLASS I
FINANCIAL HIGHLIGHTS
================================================================================
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                                    PERIOD
                                                                     ENDED
                                                               JUNE 30, 2007 (a)
                                                                   (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period .........................    $ 10.00
                                                                    -------

Income (loss) from investment operations:
   Net investment income .......................................       0.07
   Net realized and unrealized losses on investments ...........      (0.22)
                                                                    -------
Total from investment operations ...............................      (0.15)
                                                                    -------

Less distributions:
   Dividends from net investment income ........................      (0.07)
                                                                    -------

Net asset value at end of period ...............................    $  9.78
                                                                    =======

Total return ...................................................       0.26%(c)
                                                                    =======

Net assets at end of period (000's) ............................    $ 1,890
                                                                    =======

Ratio of net expenses to average net assets(b) .................       0.84%(d)

Ratio of net investment income to average net assets ...........       3.07%(d)

Portfolio turnover rate ........................................          2%(c)


(a) Represents the period from the commencement of operations (January 10, 2007) through June 30, 2007.
(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 6.44%(e) for the period ended June 30, 2007 (Note 3).
(c)   Not annualized.
(d)   Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
================================================================================
COMMON STOCKS -- 99.6%                                  SHARES         VALUE
--------------------------------------------------------------------------------
DIVERSIFIED -- 8.5%
Colonial Properties Trust ........................         54,485   $  1,985,978
Crescent Real Estate Equities Co. ................        108,490      2,434,516
Extra Space Storage, Inc. ........................         67,920      1,120,680
Liberty Property Trust ...........................        107,800      4,735,654
One Liberty Properties ...........................          9,304        211,759
PS Business Parks, Inc. ..........................         18,742      1,187,681
Spirit Finance Corp. .............................        133,742      1,947,284
Supertel Hospitality, Inc. .......................         19,890        168,468
Vornado Realty Trust .............................        153,110     16,817,602
Washington Real Estate Investment Trust ..........         54,686      1,859,324
                                                                    ------------
                                                                      32,468,946
                                                                    ------------
INDUSTRIAL -- 7.2%
AMB Property Corp. ...............................        116,786      6,215,351
EastGroup Properties, Inc. .......................         27,828      1,219,423
First Industrial Realty Trust, Inc. ..............         53,206      2,062,264
First Potomac Realty Trust .......................         28,366        660,644
Monmouth Real Estate Investment Corp. - Class A ..         23,688        205,849
ProLogis .........................................        300,800     17,115,520
Republic Property Trust ..........................         30,580        374,605
                                                                    ------------
                                                                      27,853,656
                                                                    ------------
MORTGAGE -- 2.7%
iStar Financial, Inc. ............................        150,252      6,660,671
Thornburg Mortgage, Inc. .........................        141,648      3,708,345
                                                                    ------------
                                                                      10,369,016
                                                                    ------------
OFFICE -- 15.1%
Alexandria Real Estate Equities, Inc. ............         34,534      3,343,582
BioMed Realty Trust, Inc. ........................         76,734      1,927,558
Boston Properties, Inc. ..........................        139,506     14,247,748
Brandywine Realty Trust ..........................        102,040      2,916,303
Corporate Office Properties Trust ................         55,184      2,263,096
Cousins Properties, Inc. .........................         51,228      1,486,124
Digital Realty Trust, Inc. .......................         71,148      2,680,857
Duke Realty Corp. ................................        160,514      5,725,534
Highwoods Properties, Inc. .......................         66,680      2,500,500
HRPT Properties Trust ............................        248,444      2,583,817
Kilroy Realty Corp. ..............................         38,332      2,715,439
Lexington Corporate Properties Trust .............         77,572      1,613,498
Mack-Cali Realty Corp. ...........................         79,614      3,462,413
Parkway Properties, Inc. .........................         18,612        893,934
SL Green Realty Corp. ............................         69,655      8,629,558
U-Store-It Trust .................................         57,874        948,555
                                                                    ------------
                                                                      57,938,516
                                                                    ------------

WELLS S&P REIT INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
================================================================================
COMMON STOCKS -- 99.6% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------
RESIDENTIAL -- 19.2%
Agree Realty Corp. ...............................          9,082   $    283,813
American Campus Communities, Inc. ................         27,146        767,960
American Land Lease, Inc. ........................          7,984        199,600
Apartment Investment & Management Co. - Class A ..        113,896      5,742,636
Archstone-Smith Trust ............................        261,326     15,446,980
Associated Estates Realty Corp. ..................         18,242        284,393
AvalonBay Communities, Inc. ......................         93,372     11,100,063
BRE Properties, Inc. - Class A ...................         59,432      3,523,723
Camden Property Trust ............................         66,615      4,461,207
Education Realty Trust ...........................         32,776        459,847
Equity Lifestyle Properties, Inc. ................         28,496      1,487,206
Equity Residential ...............................        340,838     15,552,438
Essex Property Trust, Inc. .......................         30,366      3,531,566
Home Properties, Inc. ............................         38,952      2,022,777
Mid-America Apartment Communities, Inc. ..........         29,826      1,565,269
Post Properties, Inc. ............................         51,156      2,666,762
Sun Communities, Inc. ............................         21,420        637,674
UDR, Inc. ........................................        159,284      4,189,169
                                                                    ------------
                                                                      73,923,083
                                                                    ------------
RETAIL -- 26.1%
Acadia Realty Trust ..............................         37,652        977,069
CBL & Associates Properties, Inc. ................         76,944      2,773,831
Cedar Shopping Centers, Inc. .....................         51,800        743,330
Developers Diversified Realty Corp. ..............        146,472      7,720,539
Equity One, Inc. .................................         43,250      1,105,038
Federal Realty Investment Trust ..................         66,068      5,104,414
General Growth Properties, Inc. ..................        287,306     15,212,853
Glimcher Realty Trust ............................         43,500      1,087,500
Inland Real Estate Corp. .........................         76,429      1,297,764
Kimco Realty Corp. ...............................        265,886     10,122,280
Kite Realty Group Trust ..........................         33,844        643,713
Macerich Co. (The) ...............................         84,030      6,925,753
National Retail Properties, Inc. .................         78,224      1,709,977
Pennsylvania Real Estate Investment Trust ........         43,500      1,928,355
Ramco-Gershenson Properties Trust ................         21,040        755,967
Realty Income Corp. ..............................        118,426      2,983,151
Regency Centers Corp. ............................         81,452      5,742,366
Saul Centers, Inc. ...............................         13,384        606,964
Simon Property Group, Inc. .......................        261,878     24,365,129
Tanger Factory Outlet Centers, Inc. ..............         36,662      1,372,992
Taubman Centers, Inc. ............................         62,840      3,117,492
Urstadt Biddle Properties, Inc. - Class A ........         26,192        445,526
Weingarten Realty Investors ......................         89,165      3,664,682
                                                                    ------------
                                                                     100,406,685
                                                                    ------------

WELLS S&P REIT INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
================================================================================
COMMON STOCKS -- 99.6% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------
SPECIALIZED -- 20.8%
Diamondrock Hospitality Co. ......................        110,818   $  2,114,407
Entertainment Properties Trust ...................         31,226      1,679,334
Equity Inns, Inc. ................................         64,530      1,445,472
FelCor Lodging Trust, Inc. .......................         73,136      1,903,730
Health Care Property Investors, Inc. .............        241,514      6,987,000
Healthcare Realty Trust, Inc. ....................         56,065      1,557,486
Health Care REIT, Inc. ...........................         94,390      3,809,580
Highland Hospitality Corp. .......................         72,036      1,383,091
Hospitality Properties Trust .....................        110,038      4,565,477
Host Hotels & Resorts, Inc. ......................        611,994     14,149,301
LaSalle Hotel Properties .........................         47,018      2,041,522
LTC Properties, Inc. .............................         24,398        555,055
Medical Properties Trust, Inc. ...................         57,402        759,428
National Health Investors, Inc. ..................         27,636        876,614
Nationwide Health Properties, Inc. ...............        104,622      2,845,718
Plum Creek Timber Co., Inc. ......................        207,214      8,632,535
Potlatch Corp. ...................................         45,728      1,968,590
Public Storage, Inc. .............................        143,896     11,054,091
Rayonier, Inc. ...................................         90,765      4,097,132
Senior Housing Properties Trust ..................         87,270      1,775,945
Sovran Self Storage, Inc. ........................         24,128      1,162,005
Strategic Hotels & Resorts, Inc. .................         87,158      1,960,183
Sunstone Hotel Investors, Inc. ...................         73,218      2,078,659
Universal Health Realty Income Trust .............         13,816        460,073
                                                                    ------------
                                                                      79,862,428
                                                                    ------------

TOTAL COMMON STOCKS (Cost $296,542,692) ..........                  $382,822,330
                                                                    ------------

================================================================================
CASH EQUIVALENTS -- 0.2%                                SHARES         VALUE
--------------------------------------------------------------------------------
First American Treasury Obligations Fund - Class A
(Cost $835,658) ..................................        835,658   $    835,658
                                                                    ------------

TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $297,378,350) ..............................                  $383,657,988

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% ....                       823,242
                                                                    ------------

NET ASSETS -- 100.0% .............................                  $384,481,230
                                                                    ============

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
================================================================================
COMMON STOCKS -- 97.4%                                   SHARES        VALUE
--------------------------------------------------------------------------------
AUSTRALIA -- 11.6%
Abacus Property Group (a) ........................         19,197   $     32,224
Babcock & Brown Japan Property Trust (a) .........         16,715         25,036
Bunnings Warehouse Property Trust (a) ............          7,973         15,590
Centro Properties Group (a) ......................         28,863        207,698
Centro Retail Group (a) ..........................         20,627         29,591
Centro Shopping America Trust (a) ................         33,490         34,176
CFS Retail Property Trust (a) ....................         66,445        120,798
Commonwealth Property Office Fund (a) ............         53,768         76,331
DB RREEF Trust (a) ...............................         97,224        161,519
Goodman Group (a) ................................         49,593        281,655
GPT Group (a) ....................................         70,316        277,359
ING Industrial Fund (a) ..........................         36,501         72,334
ING Office Fund (a) ..............................         40,821         60,437
ING Real Estate Community Living Group (a) .......          8,778          9,978
Investa Property Group (a) .......................         50,673        125,190
Macquarie CountryWide Trust (a) ..................         43,923         75,120
Macquarie DDR Trust (a) ..........................         30,842         32,751
Macquarie Leisure Trust Group (a) ................          7,148         20,001
Macquarie Office Trust (a) .......................         66,156         93,623
Macquarie ProLogis Trust (a) .....................         28,837         34,962
Tishman Speyer Office Fund (a) ...................         11,723         23,513
Valad Property Group (a) .........................         27,359         45,899
Westfield Group (a) ..............................         61,659      1,041,122
                                                                    ------------
                                                                       2,896,907
                                                                    ------------
AUSTRIA -- 2.9%
IMMOEAST AG (a) (b) ..............................         13,954        196,492
Immofinanz Immobilien Anlagen AG (a) (b) .........         15,676        227,803
Meinl European Land Ltd. (a) (b) .................         10,246        293,051
                                                                    ------------
                                                                         717,346
                                                                    ------------
BELGIUM -- 0.3%
Befimmo S.C.A ....................................            389         39,665
Cofinimmo (a) ....................................            285         54,154
                                                                    ------------
                                                                          93,819
                                                                    ------------
BERMUDA -- 0.7%
Hongkong Land Holdings Ltd. ......................         41,000        184,500
                                                                    ------------

CANADA -- 4.3%
Boardwalk Real Estate Investment Trust ...........            838         38,325
Brookfield Asset Management, Inc. - Class A ......         19,760        791,514
Calloway Real Estate Investment Trust ............          1,207         28,525
Canadian Apartment Properties Real
 Estate Investment Trust .........................          1,000         18,369
Canadian Real Estate Investment Trust ............            884         24,208
First Capital Realty, Inc. .......................            909         21,611
H&R Real Estate Invesmtent Trust .................          2,200         47,444

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
================================================================================
COMMON STOCKS -- 97.4% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------
CANADA -- 4.3% (CONTINUED)
Legacy Hotels Real Estate Investment Trust .......          1,900   $     21,255
Primaris Retail Real Estate Investment Trust .....          1,000         18,322
RioCan Real Estate Investment Trust ..............          3,332         74,079
                                                                    ------------
                                                                       1,083,652
                                                                    ------------
FRANCE -- 3.0%
Fonciere des Regions (a) .........................            628         91,407
Gecina SA (a) ....................................            443         73,876
Klepierre (a) ....................................            764        129,096
Societe Immobiliere de Location pour
  l'Industrie et le Commerce (Silic) (a) .........            341         54,874
Unibail (a) ......................................          1,528        389,923
                                                                    ------------
                                                                         739,176
                                                                    ------------
GERMANY -- 0.5%
IVG Immobilien AG (a) ............................          3,116        122,066
                                                                    ------------

HONG KONG -- 4.1%
Champion Real Estate Investment Trust (a) ........         50,000         28,660
Chinese Estates Holdings Ltd. (a) ................         34,371         54,125
GZI Real Estate Investment Trust (a) .............         23,000          9,067
Hang Lung Group Ltd. (a) .........................         28,000        126,478
Hang Lung Properties Ltd. (a) ....................         63,000        217,571
Henderson Investment Ltd. (a) ....................         30,000         43,215
Henderson Land Development Co. Ltd. (a) ..........         23,000        156,815
Hysan Development Co. Ltd. (a) ...................         20,227         53,884
Kerry Properties Ltd. (a) ........................         15,119         94,971
Link REIT (The) (a) ..............................         55,500        122,866
Prosperity REIT (a) ..............................         26,000          5,253
Wheelock and Co. Ltd. (a) ........................         32,000         82,592
Wheelock Properties Ltd. (a) .....................         20,000         23,659
                                                                    ------------
                                                                       1,019,156
                                                                    ------------
ITALY -- 0.4%
Beni Stabili S.p.A. (a) ..........................         37,460         54,394
Pirelli & C. Real Estate S.p.A. (a) ..............            710         41,115
                                                                    ------------
                                                                          95,509
                                                                    ------------
JAPAN -- 10.7%
AEON Mall Co. Ltd. (a) ...........................          1,700         52,113
Creed Office Investment Corp. (a) ................              3         15,927
DA Office Investment Corp. (a) ...................              3         19,611
DAIBIRU CORP. (a) ................................          1,800         24,889
Diamond City Co. Ltd. (a) ........................          1,100         26,523
Frontier Real Estate Investment Corp. (a) ........              4         35,557
Fukuoka REIT Corp. (a) ...........................              3         27,365
Global One Real Estate Investment Co. Ltd. (a) ...              3         36,875
Hankyu REIT, Inc. (a) ............................              2         19,570
HEIWA REAL ESTATE CO. LTD. (a) ...................          5,000         36,500
Japan Excellent, Inc. (a) ........................              5         42,841
Japan Hotel and Resort, Inc. (a) .................              3         16,265

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
================================================================================
COMMON STOCKS -- 97.4% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------
JAPAN -- 10.7% (CONTINUED)
Japan Prime Realty Investment Corp. (a) ..........             20   $     77,771
Japan Real Estate Investment Corp. (a) ...........             14        164,039
Japan Retail Fund Investment Corp. (a) ...........             13        112,337
Kenedix Realty Investment Corp. (a) ..............              7         52,212
Mitsui Fudosan Co. Ltd. (a) ......................         30,000        838,330
MORI HILLS REIT INVESTMENT CORP. (a) .............              3         29,334
MORI TRUST Sogo Reit, Inc. (a) ...................              4         45,250
New City Residence Investment Corp. (a) ..........              6         33,241
Nippon Building Fund, Inc. (a) ...................             17        235,118
Nippon Commerical Investment Corp. (a) ...........              9         38,990
Nippon Residential Investment Corp. (a) ..........              6         34,682
Nomura Real Estate Office Fund, Inc. (a) .........              9         96,734
NTT URBAN DEVELOPMENT CORP. (a) ..................             37         71,430
ORIX JREIT, Inc. (a) .............................              7         55,576
Premier Investment Co. (a) .......................              4         38,487
Shoei Co. Ltd. (a) ...............................          1,200         25,098
SURUGA CORP. (a) .................................            900         21,057
TOC Co. Ltd. (a) .................................          3,500         35,946
TOKYU LAND CORP. (a) .............................         16,000        169,620
TOKYU REIT, Inc. (a) .............................              6         57,680
Top REIT, Inc. (a) ...............................              5         30,778
United Urban Investment Corp. (a) ................              5         37,474
ZEPHYR CO. LTD. (a) ..............................              7         14,648
                                                                    ------------
                                                                       2,669,868
                                                                    ------------
MALAYSIA -- 0.5%
KLCC Property Holdings Berhad (a) ................         20,900         22,074
MK Land Holdings Berhad (a) ......................          6,700          2,022
Naim Cendera Holdings Berhad (a) .................          3,300          4,979
Selangor Properties Berhad (a) ...................          3,800          5,204
SP Setia Berhad (a) ..............................         22,600         56,705
Starhill Real Estate Investment Trust (a) ........         18,600          5,773
Sunway City Berhad (a) ...........................         11,900         17,294
                                                                    ------------
                                                                         114,051
                                                                    ------------
NETHERLANDS -- 2.6%
Corio NV (a) .....................................          2,243        175,310
Eurocommerical Properties NV (a) .................          1,018         52,374
Rodamco Europe NV (a) ............................          2,789        370,087
VastNed Retail NV (a) ............................            573         49,847
                                                                    ------------
                                                                         647,618
                                                                    ------------
NEW ZEALAND -- 0.3%
AMP NZ Office Trust (a) ..........................         16,080         16,399
Goodman Property Trust (a) .......................         17,237         19,845
ING Property Trust (a) ...........................         18,776         17,984
Kiwi Income Property Trust (a) ...................         24,458         31,182
                                                                    ------------
                                                                          85,410
                                                                    ------------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
================================================================================
COMMON STOCKS -- 97.4% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------
PHILIPPINES -- 0.4%
Ayala Land, Inc. (a) .............................        165,200   $     62,493
Robinsons Land Corp. (a) .........................          5,300          2,235
SM Prime Holdings, Inc. (a) ......................        161,250         40,980
                                                                    ------------
                                                                         105,708
                                                                    ------------
POLAND -- 0.4%
Echo Investment SA (a) (b) .......................            833         32,568
Globe Trade Centre SA (a) (b) ....................          3,945         68,654
                                                                    ------------
                                                                         101,222
                                                                    ------------
SINGAPORE -- 3.4%
Allco Commercial Real Estate Investment Trust (a)          14,000         11,188
Ascendas Real Estate Investment Trust (A-REIT) (a)         31,000         59,693
Cambridge Industrial Trust (a) ...................         12,000          7,409
Capitacommercial Trust (a) .......................         28,000         53,664
Capitaland Ltd. (a) ..............................         57,000        302,247
CapitaMall Trust (a) .............................         33,000         91,196
Guocoland Ltd. (a) ...............................         16,000         50,889
Macquarie MEAG Prime REIT (a) ....................         23,000         18,666
Mapletree Logistics Trust (a) ....................         25,000         23,246
Singapore Land Ltd. (a) ..........................          5,000         37,254
Suntec Real Estate Investment Trust (a) ..........         45,000         57,189
United Industrial Corp. Ltd. (a) .................         22,000         50,378
UOL Group Ltd. (a) ...............................         19,000         72,303
                                                                    ------------
                                                                         835,322
                                                                    ------------
SOUTH AFRICA -- 0.4%
Capital Property Fund (a) ........................          8,949          7,342
Fountainhead Property Trust (a) ..................         33,485         30,807
Johnnic Holdings Ltd. (a) (b) ....................          4,180          9,066
SA Corporate Real Estate Fund (a) ................         49,691         27,426
Sycom Property Fund (a) ..........................          6,244         17,447
                                                                    ------------
                                                                          92,088
                                                                    ------------
SPAIN -- 0.5%
Fadesa Inmobiliaria SA (a) .......................          1,270         45,005
Metrovacesa SA ...................................            679         75,196
                                                                    ------------
                                                                         120,201
                                                                    ------------
SWEDEN -- 0.7%
Castellum AB (a) .................................          5,400         64,757
Fabege AB (a) ....................................          4,700         51,358
Kungsleden AB (a) ................................          4,579         56,836
                                                                    ------------
                                                                         172,951
                                                                    ------------
SWITZERLAND -- 0.5%
PSP Swiss Property AG (a) ........................          1,561         87,178
Swiss Prime Site AG (a) ..........................            664         38,610
                                                                    ------------
                                                                         125,788
                                                                    ------------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
================================================================================
COMMON STOCKS -- 97.4% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM -- 9.2%
Big Yellow Group plc (a) .........................          2,686   $     28,158
British Land Co. plc (a) .........................         17,805        475,673
Brixton plc (a) ..................................          8,088         70,789
Capital & Regional plc (a) .......................          2,211         51,532
Derwent London plc (a) ...........................          3,127        114,498
Grainger plc (a) .................................          4,053         45,673
Great Portland Estates plc (a) ...................          5,957         78,887
Hammerson plc (a) ................................          9,919        283,797
Land Securities Group plc (a) ....................         15,114        526,493
Liberty International plc (a) ....................         10,380        237,443
Minerva plc (a) (b) ..............................          5,244         36,935
Quintain Estates & Development plc (a) ...........          4,319         69,889
Segro plc (a) ....................................         15,090        187,905
Shaftesbury plc (a) ..............................          4,486         52,893
Workspace Group plc (a) ..........................          5,657         45,217
                                                                    ------------
                                                                       2,305,782
                                                                    ------------
UNITED STATES -- 40.0%
Acadia Realty Trust ..............................          1,000         25,950
Affordable Residential Communities, Inc. (b) .....          1,600         18,912
Alexander's, Inc. (b) ............................             60         24,255
Alexandria Real Estate Equities, Inc. ............          1,000         96,820
AMB Property Corp. ...............................          3,300        175,626
American Campus Communities, Inc. ................            700         19,803
American Financial Realty Trust ..................          4,100         42,312
Apartment Investment & Management Co. ............          3,300        166,386
Archstone-Smith Trust ............................          7,600        449,236
Ashford Hospitality Trust ........................          4,100         48,216
Associated Estates Realty Corp. ..................            600          9,354
AvalonBay Communities, Inc. ......................          2,700        320,976
BioMed Realty Trust, Inc. ........................          2,200         55,264
Boston Properties, Inc. ..........................          4,100        418,733
Brandywine Realty Trust ..........................          2,900         82,882
BRE Properties, Inc. .............................          1,700        100,793
Brookfield Properties Corp. ......................          7,064        171,726
Camden Property Trust ............................          1,900        127,243
CBL & Associates Properties, Inc. ................          2,200         79,310
Cedar Shopping Centers, Inc. .....................          1,400         20,090
Colonial Properties Trust ........................          1,500         54,675
Corporate Office Properties Trust ................          1,600         65,616
Cousins Properties, Inc. .........................          1,400         40,614
Crescent Real Estate Equities Co. ................          3,200         71,808
DCT Industrial Trust, Inc. .......................          5,614         60,407
Developers Diversified Realty Corp. ..............          4,200        221,382
DiamondRock Hospitality Co. ......................          3,200         61,056
Digital Realty Trust, Inc. .......................          1,900         71,592
Douglas Emmett, Inc. .............................          3,400         84,116
Duke Realty Corp. ................................          4,600        164,082

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
================================================================================
COMMON STOCKS -- 97.4% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------
UNITED STATES -- 40.0% (CONTINUED)
EastGroup Properties, Inc. .......................            800   $     35,056
Education Realty Trust, Inc. .....................            900         12,627
Equity Inns, Inc. ................................          1,800         40,320
Equity Lifestyle Properties, Inc. ................            700         36,533
Equity One, Inc. .................................          1,200         30,660
Equity Residential ...............................          9,900        451,737
Essex Property Trust, Inc. .......................            900        104,670
Extra Space Storage, Inc. ........................          2,200         36,300
Federal Realty Investment Trust ..................          1,900        146,794
FelCor Lodging Trust, Inc. .......................          2,100         54,663
First Industrial Realty Trust, Inc. ..............          1,500         58,140
First Potomac Realty Trust .......................            800         18,632
General Growth Properties, Inc. ..................          7,900        418,305
Glimcher Realty Trust ............................          1,200         30,000
GMH Communities Trust ............................          1,400         13,566
Hersha Hospitality Trust .........................          1,300         15,366
Highland Hospitality Corp. .......................          1,900         36,480
Highwoods Properties, Inc. .......................          1,900         71,250
Home Properties, Inc. ............................          1,100         57,123
Hospitality Properties Trust .....................          3,100        128,619
Host Hotels & Resorts, Inc. ......................         17,800        411,536
HRPT Properties Trust ............................          7,000         72,800
Inland Real Estate Corp. .........................          2,000         33,960
Innkeepers USA Trust .............................          1,600         28,368
Kilroy Realty Corp. ..............................          1,100         77,924
Kimco Realty Corp. ...............................          7,500        285,525
Kite Realty Group Trust ..........................          1,000         19,020
LaSalle Hotel Properties .........................          1,300         56,446
Liberty Property Trust ...........................          3,100        136,183
Macerich Co. (The) ...............................          2,400        197,808
Mack-Cali Realty Corp. ...........................          2,300        100,027
Maguire Properties, Inc. .........................          1,200         41,196
Mid-America Apartment Communities, Inc. ..........            900         47,232
Parkway Properties, Inc. .........................            500         24,015
Pennsylvania Real Estate Investment Trust ........          1,200         53,196
Post Properties, Inc. ............................          1,500         78,195
ProLogis .........................................          8,800        500,720
PS Business Parks, Inc. ..........................            500         31,685
Public Storage, Inc. .............................          4,400        338,008
Ramco-Gershenson Properties Trust ................            600         21,558
Regency Centers Corp. ............................          2,400        169,200
Saul Centers, Inc. ...............................            400         18,140
Simon Property Group, Inc. .......................          7,600        707,104
SL Green Realty Corp. ............................          2,000        247,780
Sovran Self Storage, Inc. ........................            700         33,712
Strategic Hotels & Resorts, Inc. .................          2,500         56,225
Sun Communities, Inc. ............................            500         14,885
Sunstone Hotel Investors, Inc. ...................          2,100         59,619

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
================================================================================
COMMON STOCKS -- 97.4% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------
UNITED STATES -- 40.0% (CONTINUED)
Tanger Factory Outlet Centers, Inc. ..............          1,000   $     37,450
Taubman Centers, Inc. ............................          1,800         89,298
TravelCenters of America LLC (b) .................             30          1,213
UDR, Inc. ........................................          4,500        118,350
U-Store-It Trust .................................          1,500         24,585
Vornado Realty Trust .............................          4,800        527,232
Washington Real Estate Investment Trust ..........          1,600         54,400
Weingarten Realty Investors ......................          2,700        110,970
Winston Hotels, Inc. (b) .........................          1,000         15,000
                                                                    ------------
                                                                       9,986,641
                                                                    ------------

TOTAL COMMON STOCKS (Cost $25,891,204) ...........                  $ 24,314,781
                                                                    ------------

================================================================================
RIGHTS -- 0.0%                                          SHARES         VALUE
--------------------------------------------------------------------------------
SINGAPORE -- 0.0%
Allco Commercial Rights (Cost $0) ................         14,000   $      1,373
                                                                    ------------

================================================================================
CASH EQUIVALENTS -- 0.8%                                SHARES         VALUE
--------------------------------------------------------------------------------
First American Treasury Obligations Fund - Class A
(Cost $189,288) ..................................        189,288   $    189,288
                                                                    ------------

TOTAL INVESTMENT SECURITIES -- 98.2%
  (Cost $26,080,492) .............................                  $ 24,505,442

OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.8% ....                       451,833
                                                                    ------------

NET ASSETS -- 100.0% .............................                  $ 24,957,275
                                                                    ============

(a) Fair value priced (Note 1). Fair valued securities totaled $12,945,127 at June 30, 2007, representing 51.9% of net assets.
(b)   Non-income producing security.

See accompanying notes to financial statements.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)
================================================================================

1.  SIGNIFICANT ACCOUNTING POLICIES

The Wells S&P REIT Index Fund (the REIT Index Fund) and the Wells Dow Jones Wilshire Global RESI Index Fund (the Global Index Fund) (collectively, the Funds) are each a diversified series of the Wells Family of Real Estate Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on June 4, 1997. The REIT Index Fund was capitalized on December 22, 1997, when Wells Capital, Inc., an affiliate of the Fund's investment manager, Wells Asset Management, Inc. (the Adviser), purchased the initial 10,000 Class A shares of the REIT Index Fund at $10 per share. The public offering of Class A shares of the REIT Index Fund commenced on March 2, 1998. The REIT Index Fund had no operations prior to the public offering of Class A shares except for the initial issuance of shares. The public offering of Class B shares, Class C shares and Class I shares of the REIT Index Fund commenced on May 7, 1999, May 5, 1999 and August 25, 2003, respectively. The public offering of Class A and Class C shares of the Global Index Fund commenced on December 29, 2006. The Global Index Fund had no operations prior to the public offering of Class A and Class C shares. The public offering of Class I shares of the Global Index Fund commenced on January 10, 2007.

The REIT Index Fund seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index by investing in the stocks included in the Index.

The Global Index Fund seeks to provide investment results corresponding to the performance of the Dow Jones Wilshire Global Real Estate Securities Index by investing in the securities included in the Index.

The REIT Index Fund has issued four classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class B shares (subject to a maximum 5% contingent deferred sales load on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class B shares), Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares) and Class I shares (sold without any sales loads or distribution fees). Each class of shares represents an interest in the same assets of the REIT Index Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) Class B shares automatically convert to Class A shares after approximately eight years, resulting in lower annual expenses; (3) Class I shares are available for purchase only by clients of certain financial intermediaries; (4) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (5) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The REIT Index Fund is also authorized to issue and sell shares of one additional class of shares: Retirement Class shares (available for purchase only by certain retirement plans). As of June 30, 2007, the public offering of the Retirement Class shares has not yet commenced.

The Global Index Fund currently offers three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares) and Class I shares (sold without any sales loads or distribution fees). Each class of shares represents an interest in the same assets of the Global Index Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) Class I shares are available for purchase only by clients of certain financial intermediaries;
(3) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (4) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Global Index Fund is also authorized to issue and sell shares of one additional class of shares: Retirement Class shares (available for purchase only by certain retirement plans). As of June 30, 2007, the public offering of the Retirement Class shares has not yet commenced.

SECURITIES VALUATION -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m., Eastern time) as follows: (1) securities which are traded on stock exchanges are valued at their last reported sale price as of the regular session of trading on the NYSE on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price, (3) securities traded in the over-the-counter market are valued at their last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE on the day the securities are being values, (4) securities which are

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (5) securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Because the value of foreign securities may be materially affected by events occurring before the Global Index Fund's pricing time but after the close of the primary markets or exchanges on which such securities are traded, its portfolio securities may be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees. As a result, the prices of securities used to calculate the Global Index Fund's NAV may differ from quoted or published prices for the same securities. Foreign securities are translated from the local currency into U. S. dollars using currency exchange rates supplied by a quotation service. Short-term instruments (those with remaining maturities of 60 days or less) will be valued at amortized cost, which approximates market value.

SHARE VALUATION -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of each Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class B shares, Class C shares and Class I shares, is equal to the net asset value per share.

The redemption price per share of each class of shares of each Fund is equal to the net asset value per share. However, Class B shares of the REIT Index Fund are subject to a maximum contingent deferred sales load of 5% on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase. Class C shares of each Fund are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders arising from net investment income are declared and paid quarterly. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax character of distributions paid during the periods ended June 30, 2007 and December 31, 2006 are as follows:

---------------------------------------------------------------------------------------------------------------
                                                                                    RETURN OF
                                         PERIOD      ORDINARY       LONG-TERM         CAPITAL     TOTAL
WELLS S&P REIT INDEX FUND                 ENDED       INCOME       CAPITAL GAINS   (NONTAXABLE)  DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------
    Class A                               6/30/07    $ 4,038,361    $        --    $        --    $ 4,038,361
                                         12/31/06    $ 4,565,405    $23,986,810    $ 3,136,657    $31,688,872

    Class B                               6/30/07    $   760,278    $        --    $        --    $   760,278
                                         12/31/06    $   723,032    $ 6,137,841    $   799,792    $ 7,660,665

    Class C                               6/30/07    $ 1,014,733    $        --    $        --    $ 1,014,733
                                         12/31/06    $   944,814    $ 8,018,220    $ 1,045,398    $10,008,432

    Class I                               6/30/07    $    16,041    $        --    $        --    $    16,041
                                         12/31/06    $    17,945    $    88,078    $    10,786    $   116,809
---------------------------------------------------------------------------------------------------------------

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
=========================================================================================
                                                     PERIOD     ORDINARY        TOTAL
WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND       ENDED      INCOME     DISTRIBUTIONS
------------------------------------------------------------------------------------------
    Class A                                         6/30/07   $   108,519    $   108,519
                                                   12/31/06   $        --    $        --

    Class C                                         6/30/07   $    27,394    $    27,394
                                                   12/31/06   $        --    $        --

    Class I                                         6/30/07   $    12,688    $    12,688
                                                   12/31/06   $        --    $        --
------------------------------------------------------------------------------------------

ALLOCATIONS BETWEEN CLASSES -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

ESTIMATES  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2007:

--------------------------------------------------------------------------------
                                                                     WELLS DOW
                                                    WELLS S&P     JONES WILSHIRE
                                                      REIT          GLOBAL RESI
                                                   INDEX FUND       INDEX FUND
--------------------------------------------------------------------------------
Federal income tax cost ......................   $ 298,688,040    $  26,082,661
                                                 =============    =============
Gross unrealized appreciation ................   $  96,008,556    $     481,166
Gross unrealized depreciation ................     (11,038,608)      (2,058,385)
                                                 -------------    -------------
Net unrealized appreciation (depreciation) ...      84,969,948       (1,577,219)
Net unrealized appreciation on translation of
 assets and liabilities in foreign currencies               --              174
Undistributed ordinary income ................           6,385              253
Other gains ..................................      28,067,915           30,616
                                                 -------------    -------------
Distributable earning (accumulated deficit) ..   $ 113,044,248    $  (1,546,176)
                                                 =============    =============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The majority of the dividend income recorded by the REIT Fund is from Real Estate Investment Trusts (REITs). The majority of the dividend income recorded by the Global Index Fund is from REITs and Real Estate Operating Companies (REOCs). For tax purposes, a portion of these dividends consists of capital gains and returns of capital. Each Fund reconciles recorded amounts with the returns of capital reported by the REITs and/or REOCs shortly after calendar year-end, and an adjustment, if any is required, is then recorded by each Fund.

2.  INVESTMENT TRANSACTIONS

During the six months ended June 30, 2007, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments and U.S. government securities, amounted to $49,819,340 and $65,500,186, respectively, for the REIT Index Fund and $26,197,969 and $315, 521, respectively, for the Global Index Fund.

3.  TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

ADVISORY AGREEMENT

The Adviser provides general investment supervisory services to each Fund and manages each Fund's business affairs pursuant to the terms of an Advisory Agreement between the Adviser and the Trust.

The REIT Index Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. In order to reduce the operating expenses of the REIT Index Fund, the Adviser waived $15,308 of its investment advisory fees and reimbursed the REIT Index Fund for $134,214 of Class A expenses, $36,592 of Class B expenses, $51,564 of Class C expenses and $3,875 of Class I expenses during the six months ended June 30, 2007. The Adviser has contractually agreed, until at least May 1, 2008, to waive fees and reimburse annual expenses in order to maintain the total annual operating expenses of Class A, Class B and Class C shares of the REIT Index Fund at or below 0.99%, 1.74% and 1.74%, respectively, of average daily net assets. The Adviser has contractually agreed, until at least May 1, 2015, to waive fees and reimburse expenses in order to maintain the total operating expenses of Class I shares at or below 0.74% per annum.

The Global Index Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.55% of the average daily net assets of the Global Index Fund. In order to reduce the operating expenses of the Global Index Fund, the Adviser waived its entire investment advisory fees of $31,613 and reimbursed the Fund for $248,053 of common expenses, $14,187 of Class A expenses, $13,129 of Class C expenses and $3,485 of Class I expenses during the six months ended June 30, 2007. The Adviser has contractually agreed, until at least December 31, 2009, to waive fees and reimburse expenses in order to maintain the total annual operating expenses of Class A, Class C and Class I shares of the Global Index Fund at or below 1.09%, 1.84% and 0.84%, respectively, of average daily net assets.

SUB-ADVISORY AGREEMENT

PADCO Advisors, Inc., d/b/a Rydex Investments (Rydex), has been retained by the Adviser to manage the REIT Index Fund's investments pursuant to the terms of a Sub-Advisory Agreement between Rydex, the Adviser and the Trust. The Adviser (not the REIT Index Fund) pays Rydex a fee, computed and accrued daily and paid monthly, at an annual rate of 0.10% of the REIT Index Fund's average daily net assets, subject to a $200,000 minimum annual fee.

The Tuckerman Group, LLC ( Tuckerman), has been retained by the Adviser to manage the Global Index Fund's investments pursuant to the terms of a Sub-Advisory Agreement between Tuckerman, the Adviser and the Trust. The Adviser (not the Global Index Fund) will pay Tuckerman a fee, paid monthly, at an annual rate of 0.35% of the Global Index Fund's average daily net assets up to $50 million; 0.30% of such assets from $50 million to $100 million; and 0.25% of such assets in excess of $100 million, subject to a $150,000 minimum annual fee.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Ultimus supplies non-investment related administrative and compliance services for each Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from each Fund at an annual rate of 0.08% of each Fund's average daily net assets up to $500 million; 0.05% of such net assets from $500 million to $2 billion; 0.04% of such net assets from $2 billion to $3 billion; and 0.03% of such net assets in excess of $3 billion, subject to a minimum monthly fee of $2,000 for each Fund.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee from each Fund at an annual rate of $20 per shareholder, subject to a minimum monthly fee of $1,500 for a share class with 100 or more accounts. For a share class with less than 100 accounts, the monthly fee is reduced to $500. In addition, the Funds pay Ultimus for its out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, the REIT Index Fund pays Ultimus a base fee of $3,500 per month plus an asset-based fee computed as a percentage of the REIT Index Fund's average net assets, and the Global Index Fund pays Ultimus a base fee of $4,000 per month plus an asset based fee computed as a percentage of the Global Index Fund's average net assets. In addition, each Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of each Fund's portfolio securities.

UNDERWRITING AGREEMENT

Under the terms of an Underwriting Agreement, Wells Investment Securities, Inc. (the Underwriter) serves as the exclusive agent for the distribution of shares of each Fund. During the six months ended June 30, 2007, the Underwriter earned fees of $69,605 and $51,010 from underwriting and broker commissions on the sale of Class A shares of the REIT Index Fund and the Global Index Fund, respectively. In addition, the Underwriter collected $58,511 in contingent deferred sales loads on redemption of Class B shares of the REIT Index Fund and $5,126 and $296 in contingent deferred sales loads on redemptions of Class C shares of the REIT Index Fund and the Global Index Fund, respectively. The Underwriter is an affiliate of the Adviser.

SUB-DISTRIBUTION AGREEMENT

Under the terms of a Sub-Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC (the Sub-Distributor), the Underwriter retains the Sub-Distributor to assist in the distribution of shares of each Fund. The Sub-Distributor receives no compensation from the Trust or the Underwriter for these services.

PLANS OF DISTRIBUTION

The Trust has adopted plans of distribution under which each class of shares of each Fund, other than Class I shares, may directly incur or reimburse the Underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of each Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class B Plan and the Class C Plan is 1.00% of each Fund's average daily net assets attributable to Class B shares and Class C shares. During the six months ended June 30, 2007, the REIT Index Fund's Class A, Class B and Class C shares paid distribution expenses of $338,036, $350,350 and $463,542, respectively, and the Global Index Fund's Class A and Class C shares paid distribution expenses of $10,196 and $12,613, respectively. There are no plans of distribution for Class I shares.

4.  FOREIGN CURRENCY TRANSLATION

With respect to the Global Index Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities will be translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses will be translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Global Index Fund will not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations will be included with the net realized and unrealized gains or losses on investments.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Global Index Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

5.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Global Index Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Global Index Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Global Fund's foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Global Index Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses will be included in the Global Index Fund's Statement of Assets and Liabilities and Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. As of June 30, 2007, the Global Index Fund had no forward foreign currency exchange contracts outstanding.

6.  CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. BANK LINE OF CREDIT

The REIT Index Fund has secured a $10,000,000 line of credit through its custodian bank. Borrowings under this arrangement incur interest at a rate per annum equal to the Prime Rate minus 0.50% at the time of borrowing. During the six months ended June 30, 2007, the REIT Index Fund incurred $7,301 of interest expense related to borrowings. Average debt outstanding during the six months ended June 30, 2007 was $187,378. As of June 30, 2007, the REIT Index Fund had no outstanding borrowings.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

8.  CAPITAL SHARE TRANSACTIONS
Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

WELLS S&P REIT INDEX FUND
--------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED         YEAR ENDED
                                                   JUNE 30, 2007    DECEMBER 31,
                                                    (UNAUDITED)         2006
--------------------------------------------------------------------------------
CLASS A
Shares sold ......................................     1,852,361      3,311,847
Shares issued in reinvestment of distributions to
 shareholders ....................................       251,158      1,967,782
Shares redeemed ..................................    (2,588,355)    (3,942,400)
                                                     -----------    -----------
Net increase (decrease) in shares outstanding ....      (484,836)     1,337,229
Shares outstanding, beginning of period ..........    19,413,226     18,075,997
                                                     -----------    -----------
Shares outstanding, end of period ................    18,928,390     19,413,226
                                                     ===========    ===========

CLASS B
Shares sold ......................................       180,216        444,048
Shares issued in reinvestment of distributions to
 shareholders ....................................        46,338        461,055
Shares redeemed ..................................      (423,419)      (633,869)
                                                     -----------    -----------
Net increase (decrease) in shares outstanding ....      (196,865)       271,234
Shares outstanding, beginning of period ..........     4,934,733      4,663,499
                                                     -----------    -----------
Shares outstanding, end of period ................     4,737,868      4,934,733
                                                     ===========    ===========

CLASS C
Shares sold ......................................       590,534        944,498
Shares issued in reinvestment of distributions to
 shareholders ....................................        64,451        627,874
Shares redeemed ..................................      (804,141)    (1,324,229)
                                                     -----------    -----------
Net increase (decrease) in shares outstanding ....      (149,156)       248,143
Shares outstanding, beginning of period ..........     6,473,785      6,225,642
                                                     -----------    -----------
Shares outstanding, end of period ................     6,324,629      6,473,785
                                                     ===========    ===========

CLASS I
Shares sold ......................................        19,761         12,710
Shares issued in reinvestment of distributions to
 shareholders ....................................         1,084          7,963
Shares redeemed ..................................       (26,766)        (7,628)
                                                     -----------    -----------
Net increase (decrease) in shares outstanding ....        (5,921)        13,045
Shares outstanding, beginning of period ..........        71,729         58,684
                                                     -----------    -----------
Shares outstanding, end of period ................        65,808         71,729
                                                     ===========    ===========
--------------------------------------------------------------------------------

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
--------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED         YEAR ENDED
                                                   JUNE 30, 2007    DECEMBER 31,
                                                     (UNAUDITED)       2006
--------------------------------------------------------------------------------
CLASS A
Shares sold ......................................     1,589,233        201,195
Shares issued in reinvestment of distributions to
  shareholders ...................................         9,530             --
Shares redeemed ..................................       (28,667)            --
                                                     -----------    -----------
Net increase in shares outstanding ...............     1,570,096        201,195
Shares outstanding, beginning of period ..........       201,195             --
                                                     -----------    -----------
Shares outstanding, end of period ................     1,771,291        201,195
                                                     ===========    ===========

CLASS C
Shares sold ......................................       590,348          1,000
Shares issued in reinvestment of distributions to
  shareholders ...................................         2,531             --
Shares redeemed ..................................        (3,574)            --
                                                     -----------    -----------
Net increase in shares outstanding ...............       589,305          1,000
Shares outstanding, beginning of period ..........         1,000             --
                                                     -----------    -----------
Shares outstanding, end of period ................       590,305          1,000
                                                     ===========    ===========

CLASS I
Shares sold ......................................       195,232
Shares issued in reinvestment of distributions to
  shareholders ...................................         1,080             --
Shares redeemed ..................................        (2,996)            --
                                                     -----------    -----------
Net increase in shares outstanding ...............       193,316             --
Shares outstanding, beginning of period ..........            --             --
                                                     ===========    ===========
Shares outstanding, end of period ................       193,316             --
                                                     ===========    ===========
--------------------------------------------------------------------------------

9.  ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As a result, the Funds have adopted FIN 48 with this semi-annual report. Based on its analysis, management does not believe that the adoption of FIN 48 has a material impact on the financial statements.

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

WELLS FAMILY OF REAL ESTATE FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of cost: (1) transaction costs, possibly including front-end and contingent deferred sales loads, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's ongoing costs expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The tables below illustrate each class of each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

WELLS FAMILY OF REAL ESTATE FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(CONTINUED)
=========================================================================================================
                                                               BEGINNING         ENDING        EXPENSES
                                                             ACCOUNT VALUE    ACCOUNT VALUE  PAID DURING
                                                             JAN. 1, 2007     JUNE 30, 2007    PERIOD*
---------------------------------------------------------------------------------------------------------
WELLS S&P REIT INDEX FUND - CLASS A
Based on Actual Fund Return .............................    $   1,000.00     $     937.90     $   4.76
Based on Hypothetical 5% Return (before expenses) .......    $   1,000.00     $   1,019.89     $   4.96
WELLS S&P REIT INDEX FUND - CLASS B
Based on Actual Fund Return .............................    $   1,000.00     $     934.70     $   8.35
Based on Hypothetical 5% Return (before expenses) .......    $   1,000.00     $   1,016.17     $   8.70
WELLS S&P REIT INDEX FUND - CLASS C
Based on Actual Fund Return .............................    $   1,000.00     $     935.10     $   8.35
Based on Hypothetical 5% Return (before expenses) .......    $   1,000.00     $   1,016.17     $   8.70
WELLS S&P REIT INDEX FUND - CLASS I
Based on Actual Fund Return .............................    $   1,000.00     $     939.80     $   3.56
Based on Hypothetical 5% Return (before expenses) .......    $   1,000.00     $   1,021.12     $   3.71

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND - CLASS A
Based on Actual Fund Return .............................    $   1,000.00     $     983.20     $   5.36
Based on Hypothetical 5% Return (before expenses) .......    $   1,000.00     $   1,019.39     $   5.46
WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND - CLASS C
Based on Actual Fund Return .............................    $   1,000.00     $     979.80     $   9.18
Based on Hypothetical 5% Return (before expenses) .......    $   1,000.00     $   1,015.93     $   9.35
WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND - CLASS I
Based on Actual Fund Return .............................    $   1,000.00     $   1,002.60     $   3.94
Based on Hypothetical 5% Return (before expenses) .......    $   1,000.00     $   1,019.49     $   3.97
---------------------------------------------------------------------------------------------------------

* Expenses are equal to the Funds' annualized expense ratios for the period as stated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (except for the Global Index Fund - Class I, which was multiplied by 171/365 to reflect its inception date of January 11, 2007).

      Wells S&P REIT Index Fund - Class A                               0.99%
      Wells S&P REIT Index Fund - Class B                               1.74%
      Wells S&P REIT Index Fund - Class C                               1.74%
      Wells S&P REIT Index Fund - Class I                               0.74%
      Wells Dow Jones Wilshire Global RESI Index Fund - Class A         1.09%
      Wells Dow Jones Wilshire Global RESI Index Fund - Class C         1.84%
      Wells Dow Jones Wilshire Global RESI Index Fund - Class I         0.84%

WELLS FAMILY OF REAL ESTATE FUNDS
OTHER INFORMATION (UNAUDITED)
================================================================================

The Trust files a complete listing of portfolio holdings for each Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-282-1581. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that each Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-282-1581, or on the Securities and Exchange Commission's website at http://www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll free 1-800-282-1581, or on the SEC's website http://www.sec.gov.

WELLS FAMILY OF REAL ESTATE FUNDS
6200 The Corners Parkway
Norcross, Georgia 30092                       -------------------------------

BOARD OF TRUSTEES                                         WELLS
Leo F. Wells III                                   S&P REIT INDEX FUND
Michael R. Buchanan
Richard W. Carpenter
Bud Carter
William H. Keogler, Jr.
Donald S. Moss                                            WELLS
Neil H. Strickland                                 DOW JONES WILSHIRE
W. Wayne Woody                                    GLOBAL RESI INDEX FUND

INVESTMENT ADVISER
Wells Asset Management, Inc.                  -------------------------------
6200 The Corners Parkway
Norcross, Georgia 30092

SUB-ADVISERS
Rydex Investments
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

The Tuckerman Group, LLC
4 International Drive, Suite 230
Rye Brook, New York 10573

UNDERWRITER                                        SEMI-ANNUAL REPORT
Wells Investment Securities, Inc.                    JUNE 30, 2007
6200 The Corners Parkway                              (UNAUDITED)
Norcross, Georgia 30092

INDEPENDENT  REGISTERED                              [LOGO OMITTED]
PUBLIC ACCOUNTING FIRM                                   WELLS
Ernst & Young LLP                                  REAL ESTATE FUNDS
1900 Scripps Center
312 Walnut Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 800-282-1581

ITEM  2.  CODE OF ETHICS.


Not required


ITEM  3.  AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM  4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable


ITEM  6.  SCHEDULE OF INVESTMENTS.


Not applicable [schedule filed with Item 1]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


ITEM  8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable


ITEM  10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(G) of Schedule 14A (17 CFR 240.14a-101).


ITEM 11.  CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required


(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto


(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable


 (b)   Certifications   required  by  Rule  30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto




Exhibit 99.CERT       Certifications required by Rule 30a-2(a) under the Act


Exhibit 99.906CERT    Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Wells Family of Real Estate Funds
             -------------------------------------------------------



By (Signature and Title)*           /s/ Leo F. Wells III
                           -----------------------------------------
                                   Leo F. Wells III, President


Date          August 17, 2007
      ----------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*        /s/ Leo F. Wells III
                           -----------------------------------------------------
                                 Leo F. Wells III, President


Date          August 17, 2007
      ------------------------------




By (Signature and Title)*           /s/ Mark J. Seger
                           -----------------------------------------------------
                                   Mark J. Seger, Treasurer


Date      August 20, 2007
      -------------------------------


* Print the name and title of each signing officer under his or her signature.